Dividends - Summary of Dividends (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Sep. 17, 2021	Sep. 22, 2020	Sep. 24, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend attributable to owners [abstract]
Dividends attributable to owners of the Company, per share	¥ 0.13040	¥ 0.08742	¥ 0.07765	¥ 0.09622	¥ 0.08742	¥ 0.06601
Dividends attributable to owners of the Company, total amount paid	¥ 23,866	¥ 16,000	¥ 14,212	¥ 55,841	¥ 42,905	¥ 44,963
Dividends attributable to owners of the Company, proposed total				¥ 17,610	¥ 16,000	¥ 12,081